Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	tcwfi_SupplementTextBlock

TCW Funds, Inc.

TCW Emerging Markets Multi-Asset Opportunities Fund – Class I and Class N

Supplement dated August 18, 2016 to

the Prospectus dated February 29, 2016, as amended (the “Prospectus)

Disclosure relating to TCW Emerging Markets Multi-Asset Opportunities Fund

Effective immediately, the following replaces in its entirety the information under the section entitled “Average Annual Total Returns” on page 77 of the Prospectus:

Share Class		1 Year	Since Inception (7/1/2013)
I –	Before taxes	-9.15%	-1.72%
-	After taxes on distributions	-10.16%	-2.51%
-	After taxes on distributions and sale of fund shares	-5.18%	-1.60%
N –	Before taxes	-9.19%	-1.89%
50% JP Morgan EMBI Global Diversified Index/50% MSCI Daily Total Return Net Emerging Markets Index		-6.95%	0.19%

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

TCW Emerging Markets Multi-Asset Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tcwfi_SupplementTextBlock

TCW Funds, Inc.

TCW Emerging Markets Multi-Asset Opportunities Fund – Class I and Class N

Supplement dated August 18, 2016 to

the Prospectus dated February 29, 2016, as amended (the “Prospectus)

Disclosure relating to TCW Emerging Markets Multi-Asset Opportunities Fund

Effective immediately, the following replaces in its entirety the information under the section entitled “Average Annual Total Returns” on page 77 of the Prospectus:

Share Class		1 Year	Since Inception (7/1/2013)
I –	Before taxes	-9.15%	-1.72%
-	After taxes on distributions	-10.16%	-2.51%
-	After taxes on distributions and sale of fund shares	-5.18%	-1.60%
N –	Before taxes	-9.19%	-1.89%
50% JP Morgan EMBI Global Diversified Index/50% MSCI Daily Total Return Net Emerging Markets Index		-6.95%	0.19%

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
TCW Emerging Markets Multi-Asset Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013
TCW Emerging Markets Multi-Asset Opportunities Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013
TCW Emerging Markets Multi-Asset Opportunities Fund | After taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013
TCW Emerging Markets Multi-Asset Opportunities Fund | After taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013
TCW Emerging Markets Multi-Asset Opportunities Fund | 50% JP Morgan EMBI Global Diversified Index/50% MSCI Daily Total Return Net Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013